ADDITIONAL FINANCIAL INFORMATION OF THE PARENT COMPANY (Condensed Statement of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ 137.4	$ 250.6	$ (81.6)
Net cash provided by (used in) investing activities	(21.0)	(171.8)	(65.1)
Net cash provided by (used in) financing activities	117.2	(16.5)	56.4
Net (decrease) increase in cash and cash equivalents	233.6	62.3	(90.3)
Cash and cash equivalents at the beginning of year	200.0	156.7	257.7
Cash and cash equivalents at the end of year	390.0	200.0	156.7
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(7.9)	(14.0)
Net cash provided by (used in) investing activities	69.2	(103.9)
Net cash provided by (used in) financing activities	(59.5)	118.2
Net (decrease) increase in cash and cash equivalents	1.8	0.3
Cash and cash equivalents at the beginning of year	0.7	0.4
Cash and cash equivalents at the end of year	$ 2.5	$ 0.7	$ 0.4